General (Details) - ILS (₪)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General [Abstract]
Total credit amount	₪ 25,000
Accumulated deficit	(4,724,346)	₪ (3,792,458)
Stockholders’ deficiency	(3,551,822)	₪ (2,619,934)	₪ (1,861,718)
Working capital	₪ 3,551,822